Shareholder Fees - FidelitySAIUSQualityIndexFund-PRO	Sep. 29, 2023 USD ($)
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none